Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 29, 2013
U.S. Government Securities | Class A
Risk/Return:
Trading Symbol	SGTAX
U.S. Government Securities | Class B
Risk/Return:
Trading Symbol	SGTBX
U.S. Government Securities | Class C
Risk/Return:
Trading Symbol	NASBX
GNMA Fund | Class A
Risk/Return:
Trading Symbol	GNMAX
GNMA Fund | Class B
Risk/Return:
Trading Symbol	GNMBX
GNMA Fund | Class C
Risk/Return:
Trading Symbol	GNMTX
Strategic Bond | Class A
Risk/Return:
Trading Symbol	SDIAX
Strategic Bond | Class B
Risk/Return:
Trading Symbol	SDIBX
Strategic Bond | Class C
Risk/Return:
Trading Symbol	NAICX
High Yield Bond | Class A
Risk/Return:
Trading Symbol	SHNAX
High Yield Bond | Class B
Risk/Return:
Trading Symbol	SHNBX
High Yield Bond | Class C
Risk/Return:
Trading Symbol	SHNCX